UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Burke & Herbert Bank & Trust Co.
           ------------------------------------------
Address:   PO Box 268
           Alexandria, VA 22314
           ------------------------------------------

Form  13F  File  Number:  28-05313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Judith A. Cagnon
        -------------------------
Title:  Vice President
        -------------------------
Phone:  703-549-6600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Judith A. Cagnon                  Alexandria, VA                  7/25/2001
--------------------                  --------------                  ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 0
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          134
                                              -----------

Form  13F  Information  Table  Value  Total:  $   114,144
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AOL TIME WARNER INC            COM              00184A105      204    3842 SH       SOLE               3842      0    0
AOL TIME WARNER INC            COM              00184A105       21     400 SH       SHR                 400      0    0
AT&T CORP                      COM              1957109        575   26143 SH       SOLE              26143      0    0
AT&T CORP                      COM              1957109         53    2395 SH       SHR                2395      0    0
ABBOTT LABS                    COM              2824100        615   12812 SH       SOLE              12812      0    0
ABBOTT LABS                    COM              2824100        163    3400 SH       SHR                3400      0    0
ALLEGHENY ENERGY INC           COM              17361106       574   11899 SH       SOLE              11899      0    0
ALLEGHENY ENERGY INC           COM              17361106        44     916 SH       SHR                 916      0    0
ALLTEL CORP                    COM              20039103       264    4303 SH       SOLE               4303      0    0
ALLTEL CORP                    COM              20039103        11     180 SH       SHR                 180      0    0
AMERICAN ELEC PWR INC          COM              25537101       168    3629 SH       SOLE               3629      0    0
AMERICAN ELEC PWR INC          COM              25537101       156    3368 SH       SHR                3368      0    0
AMERICAN EXPRESS CO            COM              25816109       357    9205 SH       SOLE               9205      0    0
AMERICAN EXPRESS CO            COM              25816109         4     100 SH       SHR                 100      0    0
AMERICAN HOME PRODS CORP       COM              26609107      1860   31824 SH       SOLE              31824      0    0
AMERICAN HOME PRODS CORP       COM              26609107       146    2500 SH       SHR                2500      0    0
AMERICAN INTL GROUP INC        COM              26874107      1536   17864 SH       SOLE              17864      0    0
AMERICAN INTL GROUP INC        COM              26874107        97    1123 SH       SHR                1123      0    0
AMSOUTH BANCORPORATION         COM              32165102       213   11497 SH       SOLE              11497      0    0
BP PLC                         SPON ADR         55622104      1074   21547 SH       SOLE              21547      0    0
BANK OF AMERICA CORP           COM              60505104       515    8587 SH       SOLE               8587      0    0
BANK OF AMERICA CORP           COM              60505104       151    2523 SH       SHR                2523      0    0
BANK NEW YORK INC              COM              64057102       567   11808 SH       SOLE              11808      0    0
BANK ONE CORP                  COM              06423A103      234    6529 SH       SOLE               6529      0    0
BELLSOUTH CORP                 COM              79860102      1342   33313 SH       SOLE              33313      0    0
BELLSOUTH CORP                 COM              79860102        82    2034 SH       SHR                2034      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108     1314   25131 SH       SOLE              25131      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108      157    3000 SH       SHR                3000      0    0
BURKE & HERBERT BANK & TR      COM              121331102     7658   10786 SH       SOLE              10786      0    0
COMPANY
BURKE & HERBERT BANK & TR      COM              121331102      249     350 SH       SHR                 350      0    0
COMPANY
CIGNA CORP                     COM              125509109      485    5060 SH       SOLE               5060      0    0
CHEVRON CORP                   COM              166751107      748    8265 SH       SOLE               8265      0    0
CHEVRON CORP                   COM              166751107      541    5981 SH       SHR                5981      0    0
CISCO SYS INC                  COM              17275R102      245   13447 SH       SOLE              13447      0    0
CISCO SYS INC                  COM              17275R102       18    1000 SH       SHR                1000      0    0
CITIGROUP INC                  COM              172967101     1471   27835 SH       SOLE              27835      0    0
CITIGROUP INC                  COM              172967101       14     266 SH       SHR                 266      0    0
COCA COLA CO                   COM              191216100    12186  270803 SH       SOLE             270803      0    0
COCA COLA CO                   COM              191216100       27     600 SH       SHR                 600      0    0
CORNING INC                    COM              219350105      311   18608 SH       SOLE              18608      0    0
CORNING INC                    COM              219350105       14     825 SH       SHR                 825      0    0
DISNEY WALT CO                 COM              254687106      592   20499 SH       SOLE              20499      0    0
DISNEY WALT CO                 COM              254687106      105    3647 SH       SHR                3647      0    0
DOCUCON INC                    COM NEW          255908402        2   16667 SH       SOLE              16667      0    0
DOMINION RESOURCES INC/VA      COM              25746U109      558    9276 SH       SOLE               9276      0    0
DOMINION RESOURCES INC/VA      COM              25746U109       84    1405 SH       SHR                1405      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109     1458   30233 SH       SOLE              30233      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109      135    2800 SH       SHR                2800      0    0
ELECTRONIC DATA SYS CORP       NEW COM          285661104      261    4180 SH       SOLE               4180      0    0
ELECTRONIC DATA SYS CORP       NEW COM          285661104       69    1100 SH       SHR                 300      800  0
ENRON CORP                     COM              293561106      230    4700 SH       SOLE               4700      0    0
ENRON CORP                     COM              293561106       49    1000 SH       SHR                1000      0    0
EXXON MOBIL CORP               COM              30231G102     6542   74894 SH       SOLE              74894      0    0
EXXON MOBIL CORP               COM              30231G102     1334   15272 SH       SHR               15272      0    0
FPL GROUP INC                  COM              302571104      185    3069 SH       SOLE               3069      0    0
FPL GROUP INC                  COM              302571104       36     595 SH       SHR                 595      0    0
FEDERAL HOME LN MTG CORP       VT COM           313400301      504    7200 SH       SOLE               7200      0    0
FEDERAL NATL MTG ASSN          COM              313586109     1510   17738 SH       SOLE              17738      0    0
FEDERAL NATL MTG ASSN          COM              313586109       43     500 SH       SHR                 500      0    0
FIRST VA BKS INC               COM              337477103      490   10402 SH       SOLE              10402      0    0
GANNETT INC                    COM              364730101      419    6361 SH       SOLE               6361      0    0
GANNETT INC                    COM              364730101        5      75 SH       SHR                  75      0    0
GENERAL ELEC CO                COM              369604103     7986  163821 SH       SOLE             163821      0    0
GENERAL ELEC CO                COM              369604103      947   19425 SH       SHR               19425      0    0
GLAXO SMITHKLINE SPONSORED     PLC AD           37733W105      275    4900 SH       SOLE               4900      0    0
GLAXO SMITHKLINE SPONSORED     PLC AD           37733W105       39     686 SH       SHR                 686      0    0
HEINZ H J CO                   COM              423074103      288    7046 SH       SOLE               7046      0    0
HEWLETT PACKARD CO             COM              428236103      830   29012 SH       SOLE              29012      0    0
HEWLETT PACKARD CO             COM              428236103       46    1600 SH       SHR                1600      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106      271    7745 SH       SOLE               7745      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106       10     300 SH       SHR                 300      0    0
HOUSEHOLD INTL INC             COM              441815107      232    3471 SH       SOLE               3471      0    0
INTEL CORP                     COM              458140100      790   27015 SH       SOLE              27015      0    0
INTEL CORP                     COM              458140100       88    3000 SH       SHR                1400      1600 0
INTERNATIONAL BUSINESS MACHS   COM              459200101      901    7970 SH       SOLE               7970      0    0
INTERNATIONAL BUSINESS M       COM              459200101       90     800 SH       SHR                 800      0    0
J P MORGAN CHASE & CO          COM              46625H100      389    8733 SH       SOLE               8733      0    0
J P MORGAN CHASE & CO          COM              46625H100       66    1480 SH       SHR                1480      0    0
JOHNSON & JOHNSON              COM              478160104     2126   42512 SH       SOLE              42512      0    0
JOHNSON & JOHNSON              COM              478160104      150    3000 SH       SHR                3000      0    0
KEENE CORP DEL                 COM              487315103        6   22600 SH       SOLE              22600      0    0
KIMBERLY CLARK CORP            COM              494368103      568   10168 SH       SOLE              10168      0    0
KIMBERLY CLARK CORP            COM              494368103      108    1936 SH       SHR                1136      800  0
LUCENT TECHNOLOGIES INC        COM              549463107      168   27100 SH       SOLE              27100      0    0
LUCENT TECHNOLOGIES INC        COM              549463107       14    2276 SH       SHR                2276      0    0
MEI CORP NEV COM NEW           COM NEW          552711202        6   16250 SH       SOLE              16250      0    0
MANULIFE FINL CORP             COM              56501R106      207    7422 SH       SOLE               7422      0    0
MARRIOTT INTL INC              NEW CL A         571903202      351    7408 SH       SOLE               7408      0    0
MCDONALDS CORP                 COM              580135101      339   12538 SH       SOLE              12538      0    0
MEDTRONIC INC                  COM              585055106     2202   47850 SH       SOLE              47850      0    0
MEDTRONIC INC                  COM              585055106       18     400 SH       SHR                 400      0    0
MERCK & CO INC                 COM              589331107     2480   38801 SH       SOLE              38801      0    0
MERCK & CO INC                 COM              589331107      268    4200 SH       SHR                4200      0    0
MICROSOFT CORP                 COM              594918104      336    4600 SH       SOLE               4600      0    0
MICROSOFT CORP                 COM              594918104      591    8100 SH       SHR                8100      0    0
MINNESOTA MNG & MFG CO         COM              604059105     1010    8856 SH       SOLE               8856      0    0
MINNESOTA MNG & MFG CO         COM              604059105       80     700 SH       SHR                 700      0    0
MOTOROLA INC                   COM              620076109      499   30107 SH       SOLE              30107      0    0
NORFOLK SOUTHN CORP            COM              655844108      509   24576 SH       SOLE              24576      0    0
NORTHERN TR CORP               COM              665859104      225    3600 SH       SOLE               3600      0    0
ORACLE CORP                    COM              68389X105      220   11600 SH       SOLE              11600      0    0
PPG INDS INC                   COM              693506107      276    5250 SH       SOLE               5250      0    0
PAYNE BROTHERS PROPERTY        50% INT IN LLC   695001990    22269      10 SH       SOLE                 10      0    0
PEPSICO INC                    COM              713448108     1818   41142 SH       SOLE              41142      0    0
PEPSICO INC                    COM              713448108       80    1800 SH       SHR                1800      0    0
PFIZER INC                     COM              717081103     1619   40414 SH       SOLE              40414      0    0
PFIZER INC                     COM              717081103      164    4100 SH       SHR                4100      0    0
PHARMACIA CORPORATION          COM              71713U102      314    6838 SH       SOLE               6838      0    0
PHILIP MORRIS COS INC          COM              718154107     1204   23720 SH       SOLE              23720      0    0
PHILIP MORRIS COS INC          COM              718154107       53    1050 SH       SHR                1050      0    0
PITNEY BOWES INC               COM              724479100      526   12491 SH       SOLE              12491      0    0
PITNEY BOWES INC               COM              724479100       19     450 SH       SHR                 450      0    0
POTOMAC ELEC PWR CO            COM              737679100      296   14161 SH       SOLE              14161      0    0
PROCTER & GAMBLE CO            COM              742718109      341    5341 SH       SOLE               5341      0    0
PROCTER & GAMBLE CO            COM              742718109       26     400 SH       SHR                 400      0    0
PROTECTIVE LIFE CORP           COM              743674103      316    9194 SH       SOLE               9194      0    0
ROYAL DUTCH PETE CO N Y        PAR N GLDR 1.25  780257804      437    7505 SH       SOLE               7505      0    0
REGISTRY
SBC COMMUNICATIONS INC         COM              78387G103      611   15264 SH       SOLE              15264      0    0
SBC COMMUNICATIONS INC         COM              78387G103      126    3137 SH       SHR                3137      0    0
SARA LEE CORP                  COM              803111103      498   26268 SH       SOLE              26268      0    0
SUNTRUST BANKS INC             COM              867914103      229    3528 SH       SOLE               3528      0    0
TEXACO INC                     COM              881694103      376    5642 SH       SOLE               5642      0    0
TEXACO INC                     COM              881694103       47     700 SH       SHR                 700      0    0
TJ PARTNER PARTNERSHIP         COM              885993477       52   52439 SH       SOLE              52439      0    0
UNITED TECHNOLOGIES CORP       COM              913017109      410    5600 SH       SOLE               5600      0    0
UNITED TECHNOLOGIES CORP       COM              913017109       33     450 SH       SHR                 450      0    0
VERIZON COMMUNICATIONS         COM              92343V104     2626   49093 SH       SOLE              49093      0    0
VERIZON COMMUNICATIONS         COM              92343V104      247    4620 SH       SHR                4620      0    0
VERSAR INC                     COM              925297103      194   94400 SH       SOLE              94400      0    0
WACHOVIA CORP NEW              COM              929771103      532    7480 SH       SOLE               7480      0    0
WAL MART STORES INC            COM              931142103      862   17666 SH       SOLE              17666      0    0
WAL MART STORES INC            COM              931142103       78    1600 SH       SHR                1600      0    0
WELLS FARGO CO                 COM              949746101      638   13742 SH       SOLE              13742      0    0
WELLS FARGO CO                 COM              949746101       23     485 SH       SHR                 485      0    0